UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2006 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2006 (unaudited)

Shares		Value
COMMON STOCKS—97.30%
Banks—14.56%
422	Mitsubishi UFJ Financial Group, Inc.	5,974,307
540	Mizuho Financial Group, Inc.	4,544,438
60	Sapporo Hokuyo Holdings, Inc.	702,613
40,000	The Bank of Fukuoka, Ltd.	298,523
180,000	The Bank of Yokohama, Ltd.	1,445,600
65,000	The Chiba Bank, Ltd.	637,333
15,000	The Gunma Bank, Ltd.	116,665
17,000	The Musashino Bank, Ltd.	950,800
300,000	The Sumitomo Trust & Banking Co., Ltd.	3,190,597
15,000	The Tochigi Bank, Ltd.	103,688
		17,964,564
Chemicals—4.39%
29,000	Nitto Denko Corp.	2,111,072
57,000	Shin-Etsu Chemical Co., Ltd.	3,307,524
		5,418,596
Communication—3.51%
660	NTT Corp.	3,454,863
600	NTT DoCoMo, Inc.	875,644
		4,330,507
Construction—1.76%
90,000	Daiwa House Industry Co., Ltd.	1,469,195
15,000	Kinden Corp.	116,272
60,000	Maeda Corp.	266,888
60,000	Shimizu Corp.	320,895
		2,173,250
Electric Appliances—14.31%
55,000	Canon Inc.	2,648,344
10,000	Fanuc Ltd.	835,445
10,000	Hirose Electric Co., Ltd.	1,291,619
4,400	Keyence Corp.	1,006,275
176,000	Matsushita Electric Industrial Co., Ltd.	3,668,269
23,000	Murata Manufacturing Co., Ltd.	1,523,552
25,000	Neomax Co., Ltd.	468,627
130,000	Sharp Corp.	2,200,559
82,000	Shinko Electric Industries Co., Ltd.	2,443,590
20,000	TDK Corp.	1,566,023
		17,652,303
Electric Power & Gas—3.09%
72,000	Kyushu Electric Power Co., Inc.	1,683,125
36,000	Tohoku Electric Power Co., Inc.	758,193
51,000	Tokyo Electric Power Co., Inc.	1,372,717
		3,814,035
Insurance—3.80%
190,000	Aioi Insurance Co., Ltd.	1,482,741
65	Millea Holdings Inc.	1,261,033
100,000	Mitsui Sumitomo Insurance Co., Ltd.	1,179,761
120,000	Nissay Dowa General Insurance Co., Ltd.	767,631
		4,691,166

1

Iron & Steel—1.56%
17,000	JFE Holdings, Inc.	680,416
320,000	Nippon Steel Corp.	1,247,225
		1,927,641
Land Transportation—3.10%
430	East Japan Railway Co.	3,205,366
33,000	Fukuyama Transporting Co., Ltd.	118,815
97,000	Nippon Express Co., Ltd.	494,197
		3,818,378
Machinery—6.89%
85,000	Komatsu Ltd.	1,712,182
37,000	Makita Corp.	1,215,765
52,000	Miura Co., Ltd.	1,179,236
200,000	NSK Ltd.	1,536,310
76,000	OSG Corp.	1,322,346
12,000	SMC Corp.	1,538,408
		8,504,247
Marine Transportation—0.50%
96,000	Nippon Yusen Kabushiki Kaisha	619,138

Metal Products—1.04%
120,000	NHK Spring Co., Ltd.	1,282,531

Non-Ferrous Metals—1.81%
170,000	Sumitomo Electric Industries, Ltd.	2,232,893

Oil & Coal Products—0.65%
15,000	Nippon Oil Corp.	117,714
55,000	Showa Shell Sekiyu K.K.	688,762
		806,476
Other Financing Business—2.47%
75,500	Hitachi Capital Corp.	1,291,873
6,700	Orix Corp.	1,759,460
		3,051,333
Other Products—1.23%
5,000	Nintendo Co., Ltd.	935,506
50,000	Toppan Printing Co., Ltd.	576,335
		1,511,841
Pharmaceutical—4.77%
28,000	Astellas Pharma Inc.	1,115,791
33,300	Eisai Co., Ltd.	1,539,430
50,000	Takeda Pharmaceutical Co., Ltd.	3,233,418
		5,888,639
Precision Instruments—2.50%
55,000	Hoya Corp.	1,927,379
32,000	Terumo Corp.	1,157,738
		3,085,117
Pulp & Paper—0.97%
300	Nippon Paper Group Inc.	1,198,112

Real Estate—2.29%
60,000	Mitsui Fudosan Co., Ltd.	1,276,763
55,000	Park24 Co., Ltd.	1,542,865
		2,819,628
Retail Trade—3.59%
10,000	Shimamura Co., Ltd.	1,023,333
60,000	Sundrug Co., Ltd.	1,402,604
18,900	Xebio Co., Ltd.	602,858
14,300	Yamada Denki Co., Ltd.	1,393,385
		4,422,180

2

Rubber Products—1.55%
105,000	Bridgestone Corp.		1,913,178

Securities—1.88%
130,000	Nomura Holdings Inc.		2,311,894

Services—1.20%
11,000	Nomura Research Institute, Ltd.		1,476,536

Textile & Apparel—2.02%
22,000	Gunze Ltd.		123,045
420,000	Teijin Ltd.		2,371,057
			2,494,102
Transportation Equipment—9.63%
42,000	Aisin Seiki Co., Ltd.		1,222,232
38,000	Denso Corp.		1,305,077
86,000	Honda Motor Co., Ltd.		2,840,863
80	Tachi-S Co., Ltd.		687
123,000	Toyota Motor Corp.		6,513,851
			11,882,710
Wholesale Trade—2.23%
12,000	Autobacs Seven Co., Ltd.		530,630
150,000	Marubeni Corp.		798,305
100,000	Sumitomo Corp.		1,419,208
			2,748,143

Total Common Stocks (Cost—$94,661,748)			120,039,138

Principal Amount (000)			Value
SHORT-TERM INVESTMENTS—0.04%

U.S. DOLLAR TIME DEPOSIT—0.04%
$49	Bank of New York Time Deposit, 0.05%, due 8/1/06
	(Cost—$49,084)		49,084

Total Investments—97.34%
(Cost—$94,710,832)			120,088,222

Other assets less liabilities—2.66%			3,287,107

NET ASSETS
(Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $8.56 per share)		100.00%	$123,375,329

3

Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: August 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: August 4, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Hiroshi Kimura		Date: August 4, 2006
Hiroshi Kimura, Chairman